11. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

11.	Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2017	2016
Photovoltaic (“PV”) solar systems	$80,683	$145,865
Furniture, fixtures and equipment	905	1,121
Automobile	713	699
Computers	2,058	1,853
Leasehold improvements	327	306
	84,686	149,844
Less: accumulated depreciation	(9,735)	(14,779)
	74,951	135,065
Construction in progress	3,482	4,560
Less: impairment	(17,105)	(12,640)
	$61,328	$126,985

The costs of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $2,968, $4,739 and $4,686 for the years ended December 31, 2017, 2016 and 2015, respectively. Impairment loss on property, plant and equipment of $17,105 and $12,640 had been recognized as of December 31, 2017 and 2016, respectively.

In 2009, the Group capitalized a PV solar system relating to the Aerojet 1 solar development project (“Project Aerojet”) along with the associated financing obligation, recorded under financing and capital lease obligations, net of current portion, in the Consolidated Balance Sheets, due to certain guarantee arrangements and the continuing involvement with this project. As of December 31, 2016, the carrying amount of PV solar system relating to Project Aerojet amounted to $9,654 and the associated financing obligation was $8,900. On March 21, 2017, pursuant to the asset purchase agreement signed in relation to the project, the Group released all the guarantee arrangements and would not maintain its continuing involvement with this project. Therefore, the PV solar system recorded in property, plant and equipment with its associated financing obligation in Financing and capital lease obligations was derecognized from the Consolidated Balance Sheets.

Pursuant to the share purchase agreement entered between the Group and TBEA Xinjiang Sunoasis Co., Ltd. (“TBEA Sunoasis”) regarding the acquisition of Xinte in 2014, 100% equity interests in Xinte were pledged to TBEA Sunoasis to secure purchase consideration and obligation arising from EPC service provided by TBEA Sunoasis. On March 28, 2016, the Group entered into a ten-year sale-and-leaseback arrangement on the PV solar system with China Kangfu International Leasing Co., Ltd. (“Kangfu Leasing”), an independent third party. The sales price of $20,164 was the same as the principle of the lease arrangement which was used to settle the outstanding purchase consideration due to TBEA Sunoasis. The pledge of equity interests in Xinte was then released by TBEA Sunoasis. 100% equity interests in Xinte were pledged to Kangfu Leasing at the inception of lease. Pursuant to the terms of the lease agreement, the Group is only required to pay interests at 6.125% per annum in the first eleven months, a portion of principal and interests of $4,321 in the twelfth month and equal principal and interest payments by installment for the remaining nine years. The effective interest rate for the lease is determined as 10.1%. The bargain purchase price at the end of lease period is $1. The lease was classified as capital lease and the Group continued to record this PV solar system in property, plant and equipment.  As of December 31, 2017 and 2016, the carrying amount of Xinte’s PV solar system amounted to $22,358 (RMB 145,468) and $21,996 (RMB 152,374), respectively. In April 2017, the Group defaulted on the payment of partial principal and interests required for the twelfth month. A new repayment schedule has been agreed between the Group with Kangfu Leasing, pursuant to which, the defaulted repayment in the twelfth month was deferred from April 2017 to November 2017 with the remaining repayment schedule remains unchanged. However the Group defaulted again in September 2017 and made no payment since September 2017 till the issuance of the financial statements. In March 2018, the Group was sued by Kangfu Leasing and was required to repay all the remaining principal, interest and default penalty (See Note 25(b) Contingencies).

During the year ended December 31, 2017, $60,106 of property, plant and equipment, with accumulated depreciation of $4,648, was derecognized due to the deconsolidation of Sinsin (See Note 4 Deconsolidation of Sinsin).